United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/20

Date of Reporting Period: Six months ended 10/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
October 31, 2019
Share Class | Ticker	Institutional | FIIFX	Service | INISX

Federated Intermediate Corporate Bond Fund
Fund Established 1993

A Portfolio of Federated Income Securities Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Intermediate Corporate Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2019 through October 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At October 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	98.7%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	0.9%
Other Assets and Liabilities—Net[5]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
October 31, 2019 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—98.7%
		Basic Industry - Chemicals—0.4%
$350,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$362,845
300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	327,268
		TOTAL	690,113
		Basic Industry - Metals & Mining—1.7%
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	247,823
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	830,334
440,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	460,580
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,061,588
		TOTAL	2,600,325
		Basic Industry - Paper—0.2%
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	247,210
		Capital Goods - Aerospace & Defense—2.3%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	314,800
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 2.850%, 12/15/2020	272,100
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	298,547
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	472,736
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	429,516
300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	311,046
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	508,265
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	310,726
950,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.893% (3-month USLIBOR +1.735%), 2/15/2042	716,647
		TOTAL	3,634,383
		Capital Goods - Building Materials—1.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	129,147
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	816,394
500,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	515,115
228,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 3/15/2022	245,662
81,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	82,469
		TOTAL	1,788,787
Semi-Annual Shareholder Report
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—1.0%
$250,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	$262,013
595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	620,251
500,000	Deere & Co., Sr. Unsecd. Note, 2.600%, 6/8/2022	510,085
185,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	201,531
	TOTAL	1,593,880
	Capital Goods - Diversified Manufacturing—2.3%
600,000	3M Co., Sr. Unsecd. Note, 2.000%, 2/14/2025	600,207
250,000	CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	252,306
287,000	General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	299,645
600,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	605,167
250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	263,391
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	855,062
600,000	United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	681,592
	TOTAL	3,557,370
	Capital Goods - Packaging—0.2%
300,000	WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	316,047
	Communications - Cable & Satellite—2.2%
260,000	CCO Safari II LLC, 3.579%, 7/23/2020	262,194
190,000	CCO Safari II LLC, 4.464%, 7/23/2022	200,071
900,000	CCO Safari II LLC, 4.908%, 7/23/2025	993,602
600,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	599,773
490,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 3/1/2023	503,489
750,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	848,190
	TOTAL	3,407,319
	Communications - Media & Entertainment—1.4%
565,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	609,039
1,000,000	CBS Corp., 3.700%, 8/15/2024	1,052,459
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	263,478
200,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	227,840
30,000	Walt Disney Co., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2023	32,039
	TOTAL	2,184,855
	Communications - Telecom Wireless—1.5%
1,000,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 5/15/2024	1,044,060
300,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	300,987
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$500,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	$549,950
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	389,189
	TOTAL	2,284,186
	Communications - Telecom Wirelines—2.0%
300,000	AT&T, Inc., Sr. Unsecd. Note, 2.450%, 6/30/2020	300,938
550,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	604,551
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	232,554
485,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	506,128
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	304,436
250,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	266,035
830,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	927,771
	TOTAL	3,142,413
	Consumer Cyclical - Automotive—2.4%
750,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	778,195
375,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	401,719
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	251,623
700,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	722,726
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 1/15/2025	258,474
500,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	502,952
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	725,718
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	214,456
	TOTAL	3,855,863
	Consumer Cyclical - Leisure—0.3%
533,653	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	549,864
	Consumer Cyclical - Retailers—2.5%
350,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	377,695
185,108	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	197,186
330,000	CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	344,301
690,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	749,631
600,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	654,863
750,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	783,967
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	503,527
375,000	WalMart, Inc., Sr. Unsecd. Note, 3.400%, 6/26/2023	396,018
	TOTAL	4,007,188
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—3.0%
$400,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	$415,822
750,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	764,493
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	181,529
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	820,853
400,000	Expedia, Inc., 4.500%, 8/15/2024	436,873
500,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	514,874
230,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	243,243
450,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	501,795
90,000	IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	94,207
500,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	515,330
280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	299,603
	TOTAL	4,788,622
	Consumer Non-Cyclical - Food/Beverage—7.3%
449,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2023	467,075
700,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	813,974
750,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	795,955
765,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	874,358
500,000	Danone SA, Sr. Unsecd. Note, 144A, 2.077%, 11/2/2021	500,245
340,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	350,917
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	392,263
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	522,546
750,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	781,262
1,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	1,119,845
500,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	530,699
360,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	395,437
600,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	598,447
1,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,046,126
240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	238,940
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	734,268
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	62,545
500,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	527,654
350,000	Tyson Foods, Inc., 3.950%, 8/15/2024	375,903
300,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.900%, 9/28/2023	319,361
	TOTAL	11,447,820
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—1.6%
$210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	$210,091
560,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	590,192
260,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	265,538
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	267,320
219,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	258,819
185,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	186,421
375,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	377,648
350,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	351,837
	TOTAL	2,507,866
	Consumer Non-Cyclical - Pharmaceuticals—4.4%
610,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	643,692
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	559,219
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 3/15/2045	71,372
400,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	403,911
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	628,246
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	366,851
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	214,949
1,260,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,288,847
125,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.400%, 7/26/2029	134,622
250,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	251,616
340,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	368,242
200,000	Celgene Corp., Sr. Unsecd. Note, 5.000%, 8/15/2045	254,820
220,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	238,916
350,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	381,495
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	856,593
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	226,500
	TOTAL	6,889,891
	Consumer Non-Cyclical - Products—0.5%
750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	755,453
	Consumer Non-Cyclical - Supermarkets—0.7%
550,000	Kroger Co., Sr. Unsecd. Note, 2.600%, 2/1/2021	553,991
500,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	500,953
	TOTAL	1,054,944
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—1.0%
$700,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	$755,583
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	313,902
250,000	Bat Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	249,041
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	324,878
	TOTAL	1,643,404
	Energy - Independent—1.8%
347,000	Apache Corp., Sr. Unsecd. Note, 3.250%, 4/15/2022	353,279
300,000	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	298,013
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	470,528
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	508,409
525,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	551,941
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	201,782
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	509,071
	TOTAL	2,893,023
	Energy - Integrated—1.7%
500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.742%, 3/11/2021	519,879
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.535%, 11/4/2024	533,299
200,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	207,019
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	254,479
820,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	821,029
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	417,337
	TOTAL	2,753,042
	Energy - Midstream—3.3%
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	531,969
400,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 3.300%, 6/1/2020	402,412
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	696,546
190,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	200,933
500,000	Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	536,906
250,000	MPLX LP, Sr. Unsecd. Note, 144A, 3.500%, 12/1/2022	257,650
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	359,745
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	415,163
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	364,274
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	420,598
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$705,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	$710,187
250,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	263,072
	TOTAL	5,159,455
	Energy - Oil Field Services—0.1%
100,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	99,500
	Financial Institution - Banking—21.8%
800,000	American Express Co., Sr. Unsecd. Note, Series FIX, 3.700%, 8/3/2023	846,950
715,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	756,907
245,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	249,158
500,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	512,963
500,000	Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	511,703
1,375,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	1,440,028
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	502,865
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	520,818
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	522,494
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	528,071
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	202,799
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	422,388
500,000	Capital One NA, Sr. Unsecd. Note, 2.150%, 9/6/2022	500,563
750,000	Citigroup, Inc., 4.125%, 7/25/2028	813,077
250,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	254,244
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	510,115
1,050,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,091,808
610,000	Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	641,633
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	268,538
980,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	1,021,426
635,000	Comerica, Inc., 3.800%, 7/22/2026	674,322
500,000	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 3.500%, 6/11/2021	509,607
500,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	527,675
140,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	140,616
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$400,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.600%, 6/15/2022	$404,725
690,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	692,660
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 12/27/2020	750,752
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	313,054
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	528,712
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	266,163
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	539,007
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	529,598
500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.300%, 1/14/2022	503,003
407,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	428,642
500,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	517,567
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.207%, 4/1/2023	512,526
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	269,055
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	521,159
1,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,604,064
240,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	246,488
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	371,844
665,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.777% (3-month USLIBOR +0.640%), 12/1/2021	665,008
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	373,652
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.700%, 10/23/2024	1,595,975
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	561,927
800,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	814,624
279,228	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	209,421
740,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	750,266
640,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	677,214
1,000,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	1,058,027
300,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	305,827
220,000		SunTrust Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	230,400
350,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	354,040
400,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.450%, 11/16/2021	412,705
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,019,657
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	529,885
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.750%, 1/24/2024	1,059,471
500,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.600%, 1/15/2021	504,459
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$250,000	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.897%, 5/27/2022	$253,200
	TOTAL	34,345,545
	Financial Institution - Broker/Asset Mgr/Exchange—2.2%
400,000	Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	420,796
900,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,270,555
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	234,422
250,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	295,076
165,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	185,338
400,000	Stifel Financial Corp., 4.250%, 7/18/2024	423,893
150,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	151,921
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	527,334
	TOTAL	3,509,335
	Financial Institution - Finance Companies—1.8%
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	524,125
300,000	Discover Financial Services, Sr. Unsecd. Note, 3.950%, 11/6/2024	319,724
894,000	GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	893,653
500,000	GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	515,488
500,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	527,643
	TOTAL	2,780,633
	Financial Institution - Insurance - Health—0.7%
200,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	209,783
450,000	CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	496,943
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	439,599
	TOTAL	1,146,325
	Financial Institution - Insurance - Life—1.9%
250,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	267,490
300,000	AIG Global Funding, Sec. Fac. Bond, 144A, 2.300%, 7/1/2022	301,679
250,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	268,748
500,000	American International Group, Inc., Sr. Unsecd. Note, 6.400%, 12/15/2020	524,439
240,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	251,322
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	$256,423
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	460,993
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	437,168
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	284,069
	TOTAL	3,052,331
	Financial Institution - Insurance - P&C—1.4%
200,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2021	201,355
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	261,361
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	255,900
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	316,991
220,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	233,917
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	286,773
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	692,279
	TOTAL	2,248,576
	Financial Institution - REIT - Apartment—1.0%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	421,284
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	315,972
500,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	515,689
270,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	283,430
	TOTAL	1,536,375
	Financial Institution - REIT - Healthcare—1.3%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	270,855
600,000	Healthcare Trust of America, 3.700%, 4/15/2023	621,218
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	762,814
400,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	405,663
	TOTAL	2,060,550
	Financial Institution - REIT - Office—1.2%
600,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	634,151
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	270,875
650,000	Boston Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2023	673,066
350,000	Boston Properties LP, Sr. Unsecd. Note, 4.125%, 5/15/2021	359,641
	TOTAL	1,937,733
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—0.6%
$250,000	Liberty Property LP, Sr. Unsecd. Note, 3.750%, 4/1/2025	$269,200
215,000	Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	247,452
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	374,565
	TOTAL	891,217
	Financial Institution - REIT - Retail—1.2%
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	345,548
646,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.200%, 5/1/2021	656,558
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	103,559
450,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	468,929
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	263,413
	TOTAL	1,838,007
	Sovereign—1.1%
825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	870,210
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	845,345
	TOTAL	1,715,555
	Technology—7.8%
545,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	577,187
250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	249,613
750,000	Apple, Inc., Sr. Unsecd. Note, 3.250%, 2/23/2026	799,448
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	365,810
230,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	237,127
500,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	505,593
300,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	308,506
500,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.200%, 2/28/2021	502,944
750,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	856,565
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	410,460
45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	47,447
400,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	457,638
165,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	168,843
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	334,136
940,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	963,844
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	544,247
500,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	545,768
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	100,311
385,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	426,432
Semi-Annual Shareholder Report
12

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$600,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	$645,610
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	563,997
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	208,431
750,000	Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	751,813
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	316,263
345,000	Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	352,392
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	281,077
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	370,179
400,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	442,218
	TOTAL	12,333,899
	Transportation - Railroads—0.2%
35,842	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	36,659
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	307,755
	TOTAL	344,414
	Transportation - Services—1.6%
450,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	449,952
750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	816,275
685,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	697,611
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	517,114
	TOTAL	2,480,952
	Utility - Electric—4.5%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	328,380
420,000	Ameren Corp., Sr. Unsecd. Note, 2.700%, 11/15/2020	422,881
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	448,295
495,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	510,699
250,000	Duke Energy Corp., Sr. Unsecd. Note, 2.400%, 8/15/2022	252,553
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	518,408
500,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	524,732
180,000	Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	181,647
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	402,347
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	476,281
280,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 2.100%, 10/4/2021	279,899
Semi-Annual Shareholder Report
13

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$240,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	$247,437
250,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	259,094
400,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	405,264
115,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	121,679
500,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.000%, 11/15/2021	500,022
485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	498,362
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	261,023
440,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	450,135
	TOTAL	7,089,138
	Utility - Natural Gas—1.1%
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	308,512
535,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	558,647
500,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	508,184
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	305,797
	TOTAL	1,681,140
	Utility - Natural Gas Distributor—0.4%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	554,237
	TOTAL CORPORATE BONDS (IDENTIFIED COST $148,696,960)	155,398,785
	INVESTMENT COMPANY—0.9%
1,314,950	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.93%[3] (IDENTIFIED COST $1,315,213)	1,315,344
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $150,012,173)[4]	156,714,129
	OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	697,831
	TOTAL NET ASSETS—100%	$157,411,960
Semi-Annual Shareholder Report
14

At October 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
6U.S. Treasury Note 10-Year Long Futures	38	$4,951,281	December 2019	$(51,315)
6U.S. Treasury Long Bond Short Futures	19	$3,066,125	December 2019	$63,932
6U.S. Treasury Ultra Bond Short Futures	3	$569,250	December 2019	$18,204
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$30,821
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2019	2,035,809
Purchases/Additions	26,735,296
Sales/Reductions	(27,456,155)
Balance of Shares Held 10/31/2019	1,314,950
Value	$1,315,344
Change in Unrealized Appreciation/Depreciation	$131
Net Realized Gain/(Loss)	$(301)
Dividend Income	$31,347
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $150,012,173.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Semi-Annual Shareholder Report
15

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$155,189,364	$209,421	$155,398,785
Investment Companies	1,315,344	—	—	1,315,344
TOTAL SECURITIES	$1,315,344	$155,189,364	$209,421	$156,714,129
Other Financial Instruments[1]
Assets	$82,136	$—	$—	$82,136
Liabilities	(51,315)	—	—	(51,315)
TOTAL OTHER FINANCIAL INSTRUMENTS	$30,821	$—	$—	$30,821
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2019	Year Ended April 30
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.04	$8.93	$9.30	$9.34	$9.55	$9.61
Income From Investment Operations:
Net investment income (loss)	0.14	0.27	0.28	0.28	0.33	0.35
Net realized and unrealized gain (loss)	0.30	0.19	(0.26)	(0.01)	(0.20)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.44	0.46	0.02	0.27	0.13	0.30
Less Distributions:
Distributions from net investment income	(0.13)	(0.28)	(0.28)	(0.29)	(0.33)	(0.35)
Distributions from net realized gain	—	(0.07)	(0.11)	(0.02)	(0.01)	(0.01)
TOTAL DISTRIBUTIONS	(0.13)	(0.35)	(0.39)	(0.31)	(0.34)	(0.36)
Net Asset Value, End of Period	$9.35	$9.04	$8.93	$9.30	$9.34	$9.55
Total Return[1]	4.94%	5.34%	0.16%	3.01%	1.46%	3.22%
Ratios to Average Net Assets:
Net expenses	0.57%[2]	0.58%	0.57%	0.57%	0.56%	0.56%
Net investment income	2.91%[2]	3.12%	3.06%	3.06%	3.56%	3.66%
Expense waiver/reimbursement[3]	0.24%[2]	0.27%	0.18%	0.17%	0.19%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$139,958	$104,626	$139,886	$188,122	$222,484	$249,125
Portfolio turnover	18%	23%	22%	29%	28%	16%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2019	Year Ended April 30
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.04	$8.93	$9.30	$9.34	$9.55	$9.62
Income From Investment Operations:
Net investment income (loss)	0.12	0.26	0.26	0.26	0.31	0.33
Net realized and unrealized gain (loss)	0.31	0.18	(0.26)	(0.01)	(0.20)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.44	0.00[1]	0.25	0.11	0.27
Less Distributions:
Distributions from net investment income	(0.12)	(0.26)	(0.26)	(0.27)	(0.31)	(0.33)
Distributions from net realized gain	—	(0.07)	(0.11)	(0.02)	(0.01)	(0.01)
TOTAL DISTRIBUTIONS	(0.12)	(0.33)	(0.37)	(0.29)	(0.32)	(0.34)
Net Asset Value, End of Period	$9.35	$9.04	$8.93	$9.30	$9.34	$9.55
Total Return[2]	4.81%	5.08%	(0.09)%	2.76%	1.21%	2.86%
Ratios to Average Net Assets:
Net expenses	0.82%[3]	0.83%	0.82%	0.82%	0.81%	0.81%
Net investment income	2.66%[3]	2.87%	2.82%	2.81%	3.31%	3.41%
Expense waiver/reimbursement[4]	0.48%[3]	0.51%	0.41%	0.40%	0.40%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,454	$16,943	$20,034	$22,505	$24,296	$29,217
Portfolio turnover	18%	23%	22%	29%	28%	16%
1	Represents less than $0.005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
October 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $1,315,344 of investment in an affiliated holding* (identified cost $150,012,173)		$156,714,129
Restricted cash (Note 2)		37,808
Income receivable		1,538,836
Income receivable from affiliated holding		6,820
Receivable for shares sold		49,647
TOTAL ASSETS		158,347,240
Liabilities:
Payable for investments purchased	$559,641
Payable for shares redeemed	153,230
Payable to bank	1,247
Payable for daily variation margin on futures contracts	12,951
Income distribution payable	146,222
Payable for investment adviser fee (Note 5)	1,448
Payable for administrative fees (Note 5)	338
Payable for portfolio accounting fees	40,012
Payable for other service fees (Notes 2 and 5)	5,371
Accrued expenses (Note 5)	14,820
TOTAL LIABILITIES		935,280
Net assets for 16,840,721 shares outstanding		$157,411,960
Net Assets Consist of:
Paid-in capital		$151,343,492
Total distributable earnings (loss)		6,068,468
TOTAL NET ASSETS		$157,411,960
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($139,958,020 ÷ 14,973,644 shares outstanding), no par value, unlimited shares authorized		$9.35
Service Shares:
Net asset value per share ($17,453,940 ÷ 1,867,077 shares outstanding), no par value, unlimited shares authorized		$9.35
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended October 31, 2019 (unaudited)
Investment Income:
Interest			$2,506,426
Dividends received from affiliated holding*			31,347
TOTAL INCOME			2,537,773
Expenses:
Investment adviser fee (Note 5)		$364,252
Administrative fee (Note 5)		59,656
Custodian fees		8,377
Transfer agent fee		43,213
Directors'/Trustees' fees (Note 5)		955
Auditing fees		15,182
Legal fees		5,105
Portfolio accounting fees		41,296
Distribution services fee (Note 5)		21,814
Other service fees (Notes 2 and 5)		29,709
Share registration costs		19,795
Printing and postage		9,952
Miscellaneous (Note 5)		14,189
TOTAL EXPENSES		633,495
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(165,329)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(29,709)
TOTAL WAIVERS AND REIMBURSEMENTS		(195,038)
Net expenses			438,457
Net investment income			2,099,316
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized loss of $(301) on sales of investments in an affiliated holding*)			176,701
Net realized loss on futures contracts			(413,511)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $131 on investments in an affiliated holding*)			4,929,407
Net change in unrealized depreciation of futures contracts			78,548
Net realized and unrealized gain on investments and futures contracts			4,771,145
Change in net assets resulting from operations			$6,870,461
* See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 10/31/2019	Year Ended 4/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,099,316	$4,106,170
Net realized loss	(236,810)	(158,967)
Net change in unrealized appreciation/depreciation	5,007,955	2,540,650
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,870,461	6,487,853
Distributions to Shareholders:
Institutional Shares	(1,855,045)	(4,551,181)
Service Shares	(231,211)	(686,457)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,086,256)	(5,237,638)
Share Transactions:
Proceeds from sale of shares	47,359,159	36,790,763
Net asset value of shares issued to shareholders in payment of distributions declared	1,278,030	3,130,608
Cost of shares redeemed	(17,578,365)	(79,522,324)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	31,058,824	(39,600,953)
Change in net assets	35,843,029	(38,350,738)
Net Assets:
Beginning of period	121,568,931	159,919,669
End of period	$157,411,960	$121,568,931
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
October 31, 2019 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $195,038 is disclosed in various locations in this Note 2 and Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended October 31, 2019, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$7,895	$(7,895)
Service Shares	21,814	—
TOTAL	$29,709	$(7,895)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specific amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
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Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,471,750 and $3,831,183, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Additional Disclosure Related to Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$(30,821)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(413,511)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$78,548
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2019		Year Ended 4/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,972,971	$45,643,348	3,783,961	$33,579,866
Shares issued to shareholders in payment of distributions declared	116,253	1,075,585	286,282	2,540,788
Shares redeemed	(1,693,181)	(15,591,165)	(8,152,378)	(72,417,978)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,396,043	$31,127,768	(4,082,135)	$(36,297,324)

	Six Months Ended 10/31/2019		Year Ended 4/30/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	185,722	$1,715,811	361,692	$3,210,897
Shares issued to shareholders in payment of distributions declared	21,879	202,445	66,473	589,820
Shares redeemed	(215,065)	(1,987,200)	(796,086)	(7,104,346)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(7,464)	$(68,944)	(367,921)	$(3,303,629)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,388,579	$31,058,824	(4,450,056)	$(39,600,953)
4. FEDERAL TAX INFORMATION
At October 31, 2019, the cost of investments for federal tax purposes was $150,012,173. The net unrealized appreciation of investments for federal tax purposes was $6,732,777. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,199,446 and net unrealized depreciation from investments for those securities having an excess of cost over value of $466,669. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2019, the Adviser voluntarily waived $164,153 of its fee.
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The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2019, the Adviser reimbursed $1,176.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2019, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$21,814	$(21,814)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended October 31, 2019, FSSC received $871 and reimbursed $7,895 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.57% and 0.82% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”):
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(a) July 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2019, were as follows:
Purchases	$40,367,765
Sales	$8,338,189
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2019, the Fund had no outstanding loans. During the six months ended October 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2019, there were no outstanding loans. During the six months ended October 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,049.40	$2.94
Service Shares	$1,000	$1,048.10	$4.23
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.30	$2.91
Service Shares	$1,000	$1,021.10	$4.18
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.57%
Service Shares	0.82%
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Evaluation and Approval of Advisory Contract–May 2019
Federated Intermediate Corporate Bond Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in
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attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser, including the reasons for the Fund's performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and
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reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-01 (12/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
October 31, 2019
Share Class | Ticker	A | FTIAX	Institutional | FSTYX	Service | FSTIX	R6 | FSILX

Federated Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Income Securities Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Short-Term Income Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2019 through October 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At October 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	44.4%
Corporate Debt Securities	33.0%
U.S. Treasuries[3]	6.9%
Collateralized Mortgage Obligations	7.4%
Foreign Government/Agency	0.2%
Adjustable Rate Mortgages	0.1%
Commercial Papers	0.4%
Derivative Contracts[4,5]	0.0%
Mortgage-Backed Securities[4,6]	0.0%
Federated Mortgage Core Portfolio	2.3%
Federated Bank Loan Core Fund	1.3%
High Yield Bond Portfolio	1.9%
Federated Project and Trade Finance Core Fund	0.5%
Cash Equivalents[7]	2.7%
Other Assets and Liabilities—Net[8]	(1.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets is listed individually in the table.
3	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	For purposes of this table, Mortgage-Backed Securities may include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
October 31, 2019 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
$1,254		FHLMC ARM, 2.461%, 10/1/2030	$1,251
291,411		FHLMC ARM, 4.730%, 3/1/2033	306,173
2,772		FHLMC ARM, 5.327%, 11/1/2030	2,961
1,898		FHLMC ARM, 5.750%, 4/1/2030	1,908
		TOTAL	312,293
		Federal National Mortgage Association—0.1%
405,647		FNMA ARM, 2.391%, 8/1/2033	405,417
216,868		FNMA ARM, 2.936%, 5/1/2034	218,870
15,424		FNMA ARM, 2.950%, 10/1/2027	15,490
127,729		FNMA ARM, 2.963%, 4/1/2028	128,576
212,592		FNMA ARM, 3.847%, 5/1/2040	215,691
52,779		FNMA ARM, 3.847%, 5/1/2040	53,553
		TOTAL	1,037,597
		Government National Mortgage Association—0.0%
1,946		GNMA ARM, 4.000%, 1/20/2022	1,965
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,343,755)	1,351,855
		ASSET-BACKED SECURITIES—44.4%
		Auto Receivables—21.4%
3,000,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	3,006,189
2,000,000	[1]	Ally Master Owner Trust 2018-3, Class A, 2.233% (1-month USLIBOR +0.320%), 7/15/2022	2,000,775
7,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.590%, 2/8/2022	7,076,490
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,108,967
1,238,457	[1]	AmeriCredit Automobile Receivables Trust 2018-1, Class A2B, 2.107% (1-month USLIBOR +0.230%), 7/19/2021	1,238,409
6,000,000		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	6,049,102
5,000,000		AmeriCredit Automobile Receivables Trust 2018-1, Class B, 3.260%, 1/18/2024	5,092,054
4,500,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.233% (1-month USLIBOR +0.320%), 5/15/2023	4,502,773
5,000,000		BMW Vehicle Lease Trust 2018-1, Class A4, 3.360%, 3/21/2022	5,082,408
4,896,750		BMW Vehicle Owner Trust 2018-A, Class A3, 2.350%, 4/25/2022	4,909,435
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$3,035,723	California Republic Auto Receivables Trust 2016-1, Class A4, 2.240%, 10/15/2021	$3,037,296
3,000,000	California Republic Auto Receivables Trust 2016-2, Class B, 2.520%, 5/16/2022	3,008,323
2,000,000	California Republic Auto Receivables Trust 2016-2, Class C, 3.510%, 3/15/2023	2,007,410
1,935,897	Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	1,946,418
3,000,000	Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	3,049,231
3,250,000	Canadian Pacer Auto Receivable 2018-2A, Class B, 3.630%, 1/19/2024	3,376,031
5,000,000	Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	5,135,663
4,000,000	Chesapeake Funding II LLC 2017-2A, Class D, 3.710%, 5/15/2029	4,081,178
2,100,000	Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	2,111,200
2,300,000	Chesapeake Funding II LLC 2018-1A, Class C, 3.570%, 4/15/2030	2,369,043
2,000,000	Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	2,100,557
2,000,000	Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	2,083,329
3,800,000	Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,961,496
1,000,000	Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	1,004,339
1,000,000	Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	1,006,989
1,000,000	Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	1,010,249
630,498	Drive Auto Receivables Trust 2017-AA, Class C, 2.980%, 1/18/2022	630,982
2,913,978	Drive Auto Receivables Trust 2018-3, Class B, 3.370%, 9/15/2022	2,919,451
7,400,000	Drive Auto Receivables Trust 2019-1, Class A3, 3.180%, 10/17/2022	7,430,273
2,000,000	Drive Auto Receivables Trust 2019-4, Class A3, 2.160%, 5/15/2023	1,996,599
2,442,682	Enterprise Fleet Financing LLC 2018-2 A2, Class A2, 3.140%, 2/20/2024	2,464,823
5,000,000	Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	5,069,379
1,900,000	Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,948,447
10,000,000	Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	10,151,026
6,000,000	Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	6,096,174
2,000,000	Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	2,021,983
4,000,000	Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	4,056,157
2,000,000	GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	2,000,924
2,500,000	GM Financial Consumer Automobile Receivables Trust 2017-1A, Class C, 2.450%, 7/17/2023	2,503,054
2,900,000	GM Financial Securitized Term 2018-1, Class C, 2.770%, 7/17/2023	2,946,319
3,000,000	GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,119,078
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$3,127,520		GM Financial Securitized Term 2019-1, Class A2, 2.990%, 3/16/2022	$3,135,449
3,804,000		General Motors 2019-2, Class C, 3.300%, 4/15/2026	3,943,253
1,500,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.710%, 3/15/2024	1,497,250
5,000,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,073,496
9,000,000		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	9,104,911
3,500,000		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	3,544,722
6,000,000		Honda Auto Receivables Owner Trust 2019-3, Class A2, 1.900%, 4/15/2022	6,002,347
3,750,000		Huntington Auto Trust 2016-1, Class D, 2.960%, 8/15/2023	3,749,323
2,000,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.460%, 7/15/2022	2,002,209
4,800,000		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.040%, 10/15/2021	4,835,310
4,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	4,069,913
4,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	4,124,539
1,500,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	1,502,776
2,000,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	2,003,336
2,200,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.510%, 10/16/2023	2,205,839
4,000,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,076,235
1,400,000	[1]	Motor PLC 2017-1A, Class A1, 2.352% (1-month USLIBOR +0.530%), 9/25/2024	1,399,893
2,000,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class B, 2.622% (1-month USLIBOR +0.800%), 9/25/2023	2,001,763
2,250,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class C, 2.872% (1-month USLIBOR +1.050%), 9/25/2023	2,253,327
2,341,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class D, 3.372% (1-month USLIBOR +1.550%), 9/25/2023	2,344,680
2,400,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class B, 2.572% (1-month USLIBOR +0.750%), 5/25/2024	2,401,808
2,100,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class D, 3.272% (1-month USLIBOR +1.450%), 5/25/2024	2,101,566
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 2.763% (1-month USLIBOR +0.850%), 4/18/2022	5,011,800
4,000,000	[1]	Nextgear Floorplan Master Owner Trust 2018-2A, Class A1, 2.513% (1-month USLIBOR +0.600%), 10/15/2023	4,003,538
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$4,350,000		Nextgear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	$4,452,449
588,336		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	589,084
2,600,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	2,621,700
4,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	4,014,892
4,000,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	4,070,047
7,000,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 3.280%, 10/15/2025	7,046,212
3,000,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	3,059,416
848,345		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	847,944
1,427,236		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.040%, 4/26/2021	1,427,188
2,371,807	[1]	Securitized Term Auto Receivables Trust 2018-2A, Class A2B, 2.032% (1-month USLIBOR +0.210%), 2/25/2021	2,370,622
2,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	2,026,554
10,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	10,244,331
4,000,000		Toyota Auto Loan Extended Note 2019-1A, Class A, 2.560%, 11/25/2031	4,097,221
2,000,000		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	2,003,608
4,000,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	4,000,840
2,000,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,014,510
1,974,265		World Omni Auto Receivables Trust 2018-C, Class A2, 2.800%, 1/18/2022	1,979,218
6,000,000		World Omni Automobile Lease Securitization Trust 2017-A, Class B, 2.480%, 8/15/2022	6,001,732
4,000,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	4,076,997
4,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	4,086,732
4,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	4,009,138
6,000,000		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	6,001,969
		TOTAL	304,141,710
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—14.2%
$6,250,000		American Express Credit Account Master Trust 2017-6, Class B, 2.200%, 5/15/2023	$6,258,259
9,914,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 2.463% (1-month USLIBOR +0.550%), 12/15/2025	9,927,168
3,000,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 2.483% (1-month USLIBOR +0.570%), 2/17/2026	3,005,352
13,000,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	13,302,948
5,000,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.950%, 8/15/2022	5,000,796
8,000,000		Bank of America Credit Card Trust 2019-A1, Class A1, 1.740%, 1/15/2025	7,981,132
1,000,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 2.221% (1-month USLIBOR +0.300%), 5/15/2023	1,000,775
10,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 2.251% (1-month USLIBOR +0.330%), 7/15/2024	10,003,651
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 2.551% (1-month USLIBOR +0.630%), 2/15/2024	8,048,376
3,700,000		Capital One Multi-Asset Execution Trust 2019-A2, Class A2, 1.720%, 8/15/2024	3,692,729
6,700,000	[1]	Cards II Trust 2018-1A, Class A, 2.263% (1-month USLIBOR +0.350%), 4/17/2023	6,705,530
6,000,000	[1]	Cards II Trust 2019-1A, Class A, 2.303% (1-month USLIBOR +0.390%), 5/15/2024	5,992,166
4,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 2.121% (1-month USLIBOR +0.200%), 4/17/2023	4,000,561
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 2.329% (1-month USLIBOR +0.340%), 6/7/2025	6,999,936
5,000,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 2.281% (1-month USLIBOR +0.360%), 4/15/2025	4,994,164
4,000,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 2.311% (1-month USLIBOR +0.390%), 3/15/2026	3,992,457
3,000,000		Evergreen Credit Card Trust 2019-3, Class B, 2.370%, 10/16/2023	3,001,170
3,000,000		Evergreen Credit Card Trust 2019-3, Class C, 2.720%, 10/16/2023	3,001,167
3,000,000		Evergreen Credit Card Trust Series 2018-1, Class A, 2.950%, 3/15/2023	3,038,195
3,000,000	[1]	Evergreen Credit Card Trust Series 2018-2, Class A, 2.263% (1-month USLIBOR +0.350%), 7/15/2022	3,003,141
5,000,000		Evergreen Credit Card Trust Series 2019-1, Class B, 3.590%, 1/15/2023	5,064,702
4,000,000		Evergreen Credit Card Trust Series 2019-1, Class C, 3.980%, 1/15/2023	4,051,358
1,900,000		Evergreen Credit Card Trust Series 2019-2 C, Class C, 2.620%, 9/16/2024	1,898,927
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$6,000,000	[1]	First National Master Note Trust 2018-1, Class A, 2.381% (1-month USLIBOR +0.460%), 10/15/2024	$5,994,641
8,000,000		Golden Credit Card Trust 2017-2A, Class A, 1.980%, 4/15/2022	8,001,210
7,700,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 2.433% (1-month USLIBOR +0.520%), 7/15/2024	7,695,889
2,850,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	2,872,342
6,000,000	[1]	Gracechurch Card PLC 2018-1A, Class A, 2.321% (1-month USLIBOR +0.400%), 7/15/2022	5,995,083
5,000,000		Master Credit Card Trust 2017-1A, Class C, 3.060%, 7/21/2021	5,002,771
1,500,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.336% (1-month USLIBOR +0.490%), 7/21/2024	1,498,547
4,500,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	4,648,293
2,000,000	[1]	Master Credit Card Trust 2018-3A, Class A, 2.186% (1-month USLIBOR +0.340%), 1/21/2022	2,000,296
5,000,000	[1]	Master Credit Card Trust 2019-1A, Class A, 2.326% (1-month USLIBOR +0.480%), 7/21/2022	5,008,675
6,000,000	[1]	Penarth Master Issuer 2018-2A, Class A1, 2.327% (1-month USLIBOR +0.450%), 9/18/2022	5,999,790
1,500,000	[1]	Trillium Credit Card Trust II 2018-1A, Class A, 2.054% (1-month USLIBOR +0.250%), 2/27/2023	1,500,476
10,000,000	[1]	Trillium Credit Card Trust II 2018-2A, Class A, 2.154% (1-month USLIBOR +0.350%), 9/26/2023	10,007,198
2,174,000		Trillium Credit Card Trust II 2019-1A, Class B, 3.522%, 1/26/2024	2,199,868
6,305,000		Trillium Credit Card Trust II 2019-1A, Class C, 3.915%, 1/26/2024	6,379,621
2,064,000		Trillium Credit Card Trust II 2019-2A, Class B, 3.522%, 1/26/2024	2,088,559
		TOTAL	200,857,919
		Equipment Lease—3.8%
1,320,000		CLI Funding LLC 2013-1A, Class Note, 2.830%, 3/18/2028	1,325,078
4,000,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	4,115,194
4,750,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	4,869,024
5,000,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	5,055,695
510,000		Dell Equipment Finance Trust 2017-1, Class D, 3.440%, 4/24/2023	511,533
5,000,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	5,116,495
3,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	3,056,549
3,250,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	3,244,119
1,000,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	1,017,113
2,700,000		Great America Leasing Receivables 2018-1, Class C, 3.140%, 6/16/2025	2,746,047
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$4,000,000		Great America Leasing Receivables 2019-1, Class C, 3.540%, 2/17/2026	$4,182,194
3,000,000		Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	3,016,716
2,362,927		MMAF Equipment Finance LLC 2018-A, Class A2, 2.920%, 7/12/2021	2,368,802
3,178,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	3,169,014
3,650,000		Volvo Financial Equipment LLC 2019-1A, Class B, 3.260%, 1/16/2024	3,768,107
2,500,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 2.413% (1-month USLIBOR +0.500%), 11/15/2022	2,504,238
4,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 2.433% (1-month USLIBOR +0.520%), 7/17/2023	4,013,500
		TOTAL	54,079,418
		Home Equity Loan—0.0%
8,907	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 2.393% (1-month USLIBOR +0.480%), 1/15/2028	7,305
2,053,873		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	373,652
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	10,025
		TOTAL	390,982
		Other—4.8%
1,405,101	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 2.502% (1-month USLIBOR +0.680%), 10/25/2035	1,404,392
1,436,638		Navient Student Loan Trust 2018-A, Class A1, 2.530%, 2/18/2042	1,441,733
1,490,430	[1]	Navient Student Loan Trust 2018-BA, Class A1, 2.271% (1-month USLIBOR +0.350%), 12/15/2059	1,490,544
5,000,000		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	5,142,631
2,900,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.313% (1-month USLIBOR +0.400%), 2/17/2022	2,900,432
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	4,031,609
4,250,000		PFS Financing Corp. 2018-F, Class B, 3.770%, 10/15/2023	4,330,658
3,000,000	[1]	PFS Financing Corp. 2019-B, Class A, 2.463% (1-month USLIBOR +0.550%), 9/15/2023	3,003,206
2,300,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,302,806
2,334,483		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	2,394,828
541,954	[1]	SLM Student Loan Trust 2011-2, Class A1, 2.422% (1-month USLIBOR +0.600%), 11/25/2027	543,494
3,888,145		SLM Student Loan Trust 2013-B, Class B, 3.000%, 5/16/2044	3,910,075
1,424,288	[1]	SMB Private Education Loan Trust 2018-C, Class A1, 2.221% (1-month USLIBOR +0.300%), 9/15/2025	1,424,940
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$655,811	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 2.522% (1-month USLIBOR +0.700%), 3/26/2040	$657,664
813,534	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 2.322% (1-month USLIBOR +0.500%), 11/26/2040	814,561
1,233,881		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.050%, 1/25/2041	1,234,577
515,902	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 2.172% (1-month USLIBOR +0.350%), 2/25/2042	516,655
1,139,076		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	1,147,639
2,792,105		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	2,793,934
1,537,184		Social Professional Loan Program LLC 2019-B, Class A1FX, 2.780%, 8/17/2048	1,549,045
878,472		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	888,206
279,525		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	280,376
193,255		Sofi Consumer Loan Program Trust 2018-1, Class A1, 2.550%, 2/25/2027	193,234
4,019,321		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	4,050,284
1,887,521	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 2.572% (1-month USLIBOR +0.750%), 9/25/2056	1,887,614
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,182,595
2,000,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	2,027,746
2,500,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	2,525,549
3,000,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	3,004,818
4,500,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	4,518,345
		TOTAL	68,594,190
		Rate Reduction Bond—0.1%
1,069,716		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	1,114,197
		Technology—0.1%
1,250,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	1,255,278
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $626,490,912)	630,433,694
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.4%
		Commercial Mortgage—2.9%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 3.163% (1-month USLIBOR +1.250%), 7/15/2035	5,003,086
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$5,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 3.321% (1-month USLIBOR +1.400%), 11/15/2036	$5,000,026
4,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 2.876% (1-month USLIBOR +1.030%), 11/19/2035	4,005,192
5,200,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 3.196% (1-month USLIBOR +1.350%), 11/19/2035	5,203,289
830,073		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	827,774
70,073		GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	70,130
8,600,000	[1]	GS Mortgage Securities Trust 2014-GC24, Class B, 3.121% (1-month USLIBOR +1.200%), 11/15/2035	8,602,687
3,000,000	[1]	GS Mortgage Securities Trust 2018-FBLU, Class A, 2.871% (1-month USLIBOR +0.950%), 11/15/2035	3,000,941
4,993,554	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 2.717% (1-month USLIBOR +0.790%), 4/10/2046	5,011,202
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 3.077% (1-month USLIBOR +1.200%), 6/15/2045	5,038,713
		TOTAL	41,763,040
		Equipment Lease—0.3%
4,000,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	4,158,575
		Federal Home Loan Mortgage Corporation—0.1%
5		Federal Home Loan Mortgage Corp. REMIC, Series 141, Class D, 5.000%, 5/15/2021	5
1,171		Federal Home Loan Mortgage Corp. REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	1,208
10,001		Federal Home Loan Mortgage Corp. REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	10,892
33,397		Federal Home Loan Mortgage Corp. REMIC, Series 2647, Class A, 3.250%, 4/15/2032	34,672
28,498		Federal Home Loan Mortgage Corp. REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	28,947
22,599		Federal Home Loan Mortgage Corp. REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	23,444
683,379	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3117, Class FE, 2.221% (1-month USLIBOR +0.300%), 2/15/2036	680,618
78,195	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 2.381% (1-month USLIBOR +0.460%), 2/15/2034	78,394
219,354	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 2.321% (1-month USLIBOR +0.400%), 7/15/2036	219,131
101,982	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 2.671% (1-month USLIBOR +0.750%), 7/15/2036	103,184
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$348,457	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 2.831% (1-month USLIBOR +0.910%), 7/15/2037	$353,403
98,798		Federal Home Loan Mortgage Corp. REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	117,978
		TOTAL	1,651,876
		Federal National Mortgage Association—0.4%
451		Federal National Mortgage Association REMIC, Series 1990-28, Class X, 9.000%, 3/25/2020	454
203		Federal National Mortgage Association REMIC, Series 1991-141, Class PZ, 8.000%, 10/25/2021	211
5,790		Federal National Mortgage Association REMIC, Series 1992-162, Class D, 7.000%, 9/25/2022	6,077
7,166	[1]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.748% (10-year Constant Maturity Treasury +48.285%), 7/25/2023	7,678
620	[1]	Federal National Mortgage Association REMIC, Series 1993-179, Class FO, 4.000% (3-month Constant Maturity Treasury +0.700%), 10/25/2023	636
2,568		Federal National Mortgage Association REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	2,690
81,996		Federal National Mortgage Association REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	87,973
41,813	[1]	Federal National Mortgage Association REMIC, Series 2002-52, Class FG, 2.322% (1-month USLIBOR +0.500%), 9/25/2032	42,024
8,584		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	8,816
1,954		Federal National Mortgage Association REMIC, Series 2003-49, Class JE, 3.000%, 4/25/2033	1,954
173,908	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 2.252% (1-month USLIBOR +0.430%), 6/25/2036	174,121
755,638	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 2.272% (1-month USLIBOR +0.450%), 7/25/2037	756,968
110,334	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 2.822% (1-month USLIBOR +1.000%), 6/25/2037	113,113
25,141	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 2.622% (1-month USLIBOR +0.800%), 5/25/2039	25,223
242,240	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 2.672% (1-month USLIBOR +0.850%), 4/25/2037	246,249
361,150	[1]	Federal National Mortgage Association REMIC, Series 2010-74, Class AF, 2.362% (1-month USLIBOR +0.540%), 7/25/2037	362,865
662,511	[1]	Federal National Mortgage Association REMIC, Series 2011-17, Class FP, 2.272% (1-month USLIBOR +0.450%), 3/25/2041	662,217
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$2,520,660	[1]	Federal National Mortgage Association REMIC, Series 2012-1, Class PF, 2.222% (1-month USLIBOR +0.400%), 2/25/2042	$2,519,056
254		Federal National Mortgage Association REMIC, Series G92-44, Class ZQ, 8.000%, 7/25/2022	266
4,697		Federal National Mortgage Association REMIC, Series G92-54, Class ZQ, 7.500%, 9/25/2022	4,875
14,136	[1]	Federal National Mortgage Association, Class FB, 2.322% (1-month USLIBOR +0.500%), 8/25/2039	14,170
		TOTAL	5,037,636
		Government Agency—0.1%
410,104		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	408,221
242,639	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 2.439% (1-month USLIBOR +0.450%), 1/8/2020	242,723
		TOTAL	650,944
		Government National Mortgage Association—0.6%
3,794,169	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 2.629% (1-month USLIBOR +0.540%), 7/20/2063	3,796,782
4,679,134	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 2.639% (1-month USLIBOR +0.550%), 7/20/2063	4,683,081
		TOTAL	8,479,863
		Non-Agency Mortgage—3.0%
6,007		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.926%, 3/25/2033	6,084
6,150		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	6,083
7,347,987	[1]	Gosforth Funding PLC 2018-1A, Class A1, 2.582% (3-month USLIBOR +0.450%), 8/25/2060	7,339,706
5,988,659	[1]	Holmes Master Issuer PLC 2018-2A, Class A2, 2.420% (3-month USLIBOR +0.420%), 10/15/2054	5,986,779
3,840,000	[1]	Lanark Master Issuer PLC 2018-1A, Class 1A, 2.569% (3-month USLIBOR +0.420%), 12/22/2069	3,836,878
3,800,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 2.569% (3-month USLIBOR +0.420%), 12/22/2069	3,794,965
5,000,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 2.366% (3-month USLIBOR +0.380%), 7/15/2058	5,000,660
149,707		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 1.062%, 9/25/2034	133,284
2,363,239		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,316,600
1,089,171		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,067,884
1,941,982		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	1,903,096
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$2,625,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 2.515% (3-month USLIBOR +0.550%), 1/21/2070	$2,626,544
8,228,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 2.355% (3-month USLIBOR +0.390%), 1/21/2070	8,204,805
81,570		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	87,875
360,005	[1]	Washington Mutual 2006-AR15, Class 1A, 3.229% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	317,987
407,005	[1]	Washington Mutual 2006-AR17, Class 1A, 3.266% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	385,610
		TOTAL	43,014,840
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $104,584,565)	104,756,774
	[3]	COMMERCIAL PAPER—0.4%
		Consumer Cyclical - Automotive—0.4%
6,000,000		Ford Motor Credit Co. LLC, 4.232%, 1/3/2020 (IDENTIFIED COST $5,957,370)	5,971,221
		CORPORATE BONDS—33.0%
		Capital Goods - Aerospace & Defense—0.4%
2,685,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.080%, 10/15/2020	2,688,894
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,516,867
		TOTAL	5,205,761
		Capital Goods - Construction Machinery—0.1%
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	2,045,480
		Capital Goods - Diversified Manufacturing—0.8%
6,550,000		3M Co., Sr. Unsecd. Note, 1.750%, 2/14/2023	6,535,860
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	3,027,674
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,397,473
		TOTAL	11,961,007
		Communications - Cable & Satellite—0.6%
4,170,000	[1]	Comcast Corp., Sr. Unsecd. Note, 2.630% (3-month USLIBOR +0.630%), 4/15/2024	4,209,170
3,570,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 10/1/2021	3,681,710
		TOTAL	7,890,880
		Communications - Media & Entertainment—0.3%
870,000		Fox Corp., Sr. Unsecd. Note, 144A, 3.666%, 1/25/2022	900,963
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$3,225,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 2.362% (3-month USLIBOR +0.250%), 9/1/2021	$3,234,835
		TOTAL	4,135,798
		Communications - Telecom Wireless—0.7%
10,000,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 2.990% (3-month USLIBOR +0.990%), 1/16/2024	10,109,666
		Communications - Telecom Wirelines—0.3%
4,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 3.311% (3-month USLIBOR +1.180%), 6/12/2024	4,072,214
		Consumer Cyclical - Automotive—3.1%
1,910,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 2.378% (3-month USLIBOR +0.260%), 6/16/2020	1,912,830
4,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 2.391% (3-month USLIBOR +0.210%), 2/12/2021	4,000,111
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.599% (3-month USLIBOR +0.450%), 2/22/2021	2,000,936
2,650,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.816% (3-month USLIBOR +0.530%), 5/5/2020	2,653,018
3,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	3,080,629
5,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.012% (3-month USLIBOR +1.000%), 1/9/2020	5,004,505
3,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.650%, 4/13/2020	3,005,185
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.536% (3-month USLIBOR +1.550%), 1/14/2022	3,665,309
3,000,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.150%, 9/28/2020	2,998,845
5,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.788% (3-month USLIBOR +0.630%), 9/21/2021	5,006,152
3,000,000		Toyota Motor Corp., Sr. Unsecd. Note, 3.183%, 7/20/2021	3,074,536
1,500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 3.050%, 1/8/2021	1,523,492
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.674% (3-month USLIBOR +0.690%), 1/11/2022	5,045,255
1,200,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.500%, 9/24/2021	1,208,712
		TOTAL	44,179,515
		Consumer Cyclical - Retailers—1.2%
1,430,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	1,447,332
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	4,008,968
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$2,020,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 2.822% (3-month USLIBOR +0.720%), 3/9/2021	$2,031,687
4,460,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 2.702% (3-month USLIBOR +0.700%), 4/17/2020	4,460,694
4,000,000		Home Depot, Inc., Sr. Unsecd. Note, 1.800%, 6/5/2020	3,999,294
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 3/1/2022	1,036,577
		TOTAL	16,984,552
		Consumer Cyclical - Services—0.6%
1,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.900%, 8/21/2020	1,500,773
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	1,936,716
1,800,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,838,604
3,555,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	3,721,161
		TOTAL	8,997,254
		Consumer Non-Cyclical - Food/Beverage—1.5%
1,500,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	1,591,909
2,875,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 2.858% (3-month USLIBOR +0.700%), 11/15/2021	2,875,227
1,390,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.012% (3-month USLIBOR +1.010%), 10/17/2023	1,401,824
6,180,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	6,324,275
1,000,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.375%, 6/15/2021	1,017,961
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,107,764
2,060,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.700%, 1/31/2020	2,060,308
		TOTAL	21,379,268
		Consumer Non-Cyclical - Health Care—0.8%
4,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.142% (3-month USLIBOR +1.030%), 6/6/2022	4,536,670
6,250,000		DH Europe Finance II S.a r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	6,275,546
		TOTAL	10,812,216
		Consumer Non-Cyclical - Pharmaceuticals—1.8%
6,000,000		Abbott Laboratories, Sr. Unsecd. Note, 2.900%, 11/30/2021	6,123,493
5,000,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 2.754% (3-month USLIBOR +0.620%), 6/10/2022	5,008,585
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.128% (3-month USLIBOR +1.010%), 12/15/2023	4,578,059
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.900%, 7/26/2024	3,992,775
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,479,585
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	$2,472,574
		TOTAL	25,655,071
		Energy - Independent—0.4%
5,320,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.637% (3-month USLIBOR +1.450%), 8/15/2022	5,353,525
		Energy - Integrated—1.0%
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 3.118% (3-month USLIBOR +0.950%), 5/16/2021	5,071,141
4,565,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	4,589,265
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,234,244
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,858,583
		TOTAL	14,753,233
		Energy - Midstream—1.0%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,537,392
4,200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	4,334,163
6,000,000	[1]	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.280% (3-month USLIBOR +1.280%), 1/15/2023	6,074,979
2,350,000	[1]	MPLX LP, Sr. Unsecd. Note, 3.026% (3-month USLIBOR +0.900%), 9/9/2021	2,359,297
		TOTAL	14,305,831
		Energy - Oil Field Services—0.2%
2,380,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,511,422
		Financial Institution - Banking—9.9%
1,400,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	1,428,732
5,000,000	[1]	Aust & NZ Banking Group, Unsecd. Note, 144A, 2.583% (3-month USLIBOR +0.460%), 5/17/2021	5,020,383
4,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.936% (3-month USLIBOR +1.000%), 4/24/2023	4,043,038
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.314% (3-month USLIBOR +0.380%), 1/23/2022	2,000,827
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,567,483
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	4,078,958
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series G, 2.150%, 2/24/2020	4,002,900
2,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	2,042,034
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$3,000,000		Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.350%, 1/31/2020	$3,001,885
3,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.531% (3-month USLIBOR +0.350%), 2/12/2021	3,005,196
3,335,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.165%, 2/19/2022	3,385,120
1,920,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.690% (Secured Overnight Financing Rate +0.870%), 11/4/2022	1,928,469
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	3,018,437
2,830,000	[1]	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.677% (3-month USLIBOR +0.540%), 3/2/2020	2,833,545
1,945,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	1,996,121
4,170,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.868% (3-month USLIBOR +0.730%), 6/11/2021	4,179,209
5,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.707% (3-month USLIBOR +0.780%), 10/31/2022	5,025,317
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.897% (3-month USLIBOR +0.750%), 2/23/2023	2,006,240
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 3.123% (3-month USLIBOR +1.000%), 5/18/2024	10,075,206
1,100,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	1,128,671
3,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.652% (3-month USLIBOR +0.550%), 3/9/2021	3,004,788
4,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.199% (3-month USLIBOR +0.290%), 2/1/2021	4,001,140
2,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	2,539,826
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.733% (3-month USLIBOR +0.610%), 5/18/2022	3,011,204
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.777% (3-month USLIBOR +0.640%), 12/1/2021	1,500,019
6,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.731% (3-month USLIBOR +0.550%), 2/10/2021	6,006,300
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	867,006
750,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.000%, 5/19/2020	750,578
1,310,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	1,315,069
3,000,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.500%, 1/22/2021	3,022,000
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,905,473
4,630,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	4,899,223
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 2.639% (3-month USLIBOR +0.730%), 2/1/2022	$4,033,399
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,184,098
3,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.492% (3-month USLIBOR +0.590%), 8/2/2022	3,007,773
2,935,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.590%, 1/29/2021	2,937,908
3,200,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	3,262,156
6,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 2.568% (3-month USLIBOR +0.430%), 6/11/2021	6,022,774
9,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.441% (3-month USLIBOR +0.290%), 5/21/2021	9,011,323
2,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.082%, 9/9/2022	1,999,708
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.300% (Secured Overnight Financing Rate +0.480%), 3/25/2020	3,006,559
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.310% (3-month USLIBOR +0.310%), 1/15/2021	3,007,928
3,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.600%, 1/15/2021	3,026,752
		TOTAL	140,090,775
		Financial Institution - Broker/Asset Mgr/Exchange—0.4%
5,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.339% (3-month USLIBOR +0.430%), 11/1/2021	5,008,626
		Financial Institution - Finance Companies—0.2%
1,820,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	1,898,214
1,430,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,553,736
		TOTAL	3,451,950
		Financial Institution - Insurance - Health—0.2%
2,360,000	[1]	CIGNA Corp., Sr. Unsecd. Note, Series WI, 2.789% (3-month USLIBOR +0.650%), 9/17/2021	2,360,388
		Financial Institution - Insurance - Life—1.7%
2,380,000	[1]	MET Life Global Funding I, Sec. Fac. Bond, 144A, 2.390% (Secured Overnight Financing Rate +0.570%), 9/7/2020	2,386,196
1,190,000		MET Life Global Funding I, Sec. Fac. Bond, 144A, 3.375%, 1/11/2022	1,228,044
2,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 1.950%, 9/22/2020	2,004,057
1,250,000		Met Life Glob Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	1,262,147
4,000,000		Met Life Real Estate Investments, Sec. Fac. Bond, 144A, 3.450%, 10/9/2021	4,119,634
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$3,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.000%, 4/9/2020	$3,001,671
3,750,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.258% (3-month USLIBOR +0.160%), 10/1/2020	3,755,010
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.654% (3-month USLIBOR +0.520%), 6/10/2022	3,012,364
3,750,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.950%, 1/28/2021	3,805,132
		TOTAL	24,574,255
		Financial Institution - Insurance - P&C—0.1%
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 2.910% (3-month USLIBOR +0.910%), 7/15/2027	866,168
		Financial Institution - REIT - Office—0.0%
230,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	246,456
		Technology—2.0%
3,270,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	3,271,182
5,000,000		Automatic Data Processing, Inc., 2.250%, 9/15/2020	5,018,653
2,500,000		Dell International LLC/EMC Corp., 144A, 4.000%, 7/15/2024	2,620,484
4,545,000	[1]	Equifax, Inc., Sr. Unsecd. Note, Series FRN, 3.028% (3-month USLIBOR +0.870%), 8/15/2021	4,553,535
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	2,020,998
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,672,885
5,000,000		IBM Credit Corp., Sr. Unsecd. Note, 3.600%, 11/30/2021	5,177,523
3,350,000		Molex Electronics Technologies LLC, Sr. Unsecd. Note, 144A, 2.878%, 4/15/2020	3,357,346
		TOTAL	28,692,606
		Transportation - Railroads—0.1%
1,300,000	[4]	Union Pacific Corp., Sr. Unsecd. Note, 1.800%, 2/1/2020	1,299,096
		Transportation - Services—0.8%
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	3,035,714
2,560,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,667,445
820,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	840,242
1,925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	1,968,288
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	3,163,456
		TOTAL	11,675,145
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—2.3%
$1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	$1,515,256
3,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	3,006,774
1,500,000		Berkshire Hathaway Energy Co., 2.400%, 2/1/2020	1,501,083
2,000,000		Consolidated Edison Co., Sr. Unsecd. Note, Series A, 2.000%, 3/15/2020	2,000,366
5,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 2.506% (3-month USLIBOR +0.400%), 6/25/2021	5,020,183
193,750		Duke Energy Florida LLC, Sr. Unsecd. Note, 2.100%, 12/15/2019	193,767
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	3,088,343
1,670,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 2.639% (3-month USLIBOR +0.400%), 5/6/2022	1,670,100
525,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 2.749% (3-month USLIBOR +0.650%), 3/27/2020	525,209
2,100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.500%, 11/1/2019	2,100,000
1,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	1,926,296
1,130,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, Series H, 3.342%, 9/1/2020	1,142,264
1,850,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.600%, 11/15/2019	1,849,706
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,505,361
1,440,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 3.100%, 3/8/2022	1,476,833
4,120,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	4,244,353
		TOTAL	32,765,894
		Utility - Natural Gas—0.5%
2,890,000	[1]	Sempra Energy, Sr. Unsecd. Note, 2.500% (3-month USLIBOR +0.500%), 1/15/2021	2,888,650
4,000,000	[1]	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.433% (3-month USLIBOR +0.275%), 11/15/2019	4,000,233
		TOTAL	6,888,883
		TOTAL CORPORATE BONDS (IDENTIFIED COST $462,261,114)	468,272,935
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
4		Federal Home Loan Mortgage Corp., Pool A01858, 8.500%, 7/1/2021	5
1,794		Federal Home Loan Mortgage Corp., Pool C90493, 6.500%, 11/1/2021	1,852
		TOTAL	1,857
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—0.0%
$41,838		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	$48,759
		Government National Mortgage Association—0.0%
6,140		Government National Mortgage Association, Pool 354754, 7.500%, 2/15/2024	6,551
4,504		Government National Mortgage Association, Pool 423843, 8.500%, 8/15/2026	5,040
		TOTAL	11,591
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $56,882)	62,207
		FOREIGN GOVERNMENT/AGENCY—0.2%
		Sovereign—0.2%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,997,769)	2,990,880
		U.S. TREASURY—6.9%
		U.S. Treasury Notes—6.9%
75,000,000		United States Treasury Note, 2.125%, 2/29/2024	76,853,025
20,000,000	[5]	United States Treasury Note, 2.500%, 2/28/2026	21,085,546
		TOTAL U.S. TREASURY (IDENTIFIED COST $94,573,552)	97,938,571
		INVESTMENT COMPANIES—8.7%
1,883,447		Federated Bank Loan Core Fund	18,307,103
79,950		Federated Government Obligations Fund, Premier Shares, 1.75%[6]	79,950
38,616,842		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.93%[6]	38,628,428
3,315,912		Federated Mortgage Core Portfolio	32,827,531
837,771		Federated Project and Trade Finance Core Fund	7,539,937
4,211,170		High Yield Bond Portfolio	26,361,923
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $126,137,124)	123,744,872
		TOTAL INVESTMENT IN SECURITIES—101.1% (IDENTIFIED COST $1,424,403,043)[7]	1,435,523,009
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[8]	(15,570,532)
		TOTAL NET ASSETS—100%	$1,419,952,477
Semi-Annual Shareholder Report

At October 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[9]United States Treasury Note 2-Year Long Futures	300	$64,680,469	December 2019	$(169,452)
[9]United States Treasury Note 5-Year Long Futures	400	$47,681,250	December 2019	$(282,186)
[9]United States Treasury Note 10-Year Long Futures	275	$35,831,641	December 2019	$(83,261)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(534,899)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2019, were as follows:
Affiliates	Balance of Shares Held 4/30/2019	Purchases/ Additions	Sales/ Reductions
Federated Bank Loan Core Fund	1,559,909	323,538	—
Federated Government Obligations Fund, Premier Shares*	—	2,853,245	(2,773,295)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	17,017,860	290,972,932	(269,373,950)
Federated Mortgage Core Portfolio	3,261,988	53,924	—
Federated Project and Trade Finance Core Fund	819,482	18,289	—
High Yield Bond Portfolio	339,891	3,871,279	—
TOTAL OF AFFILIATED TRANSACTIONS	22,999,130	298,093,207	(272,147,245)
Semi-Annual Shareholder Report

Balance of Shares Held 10/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
1,883,447	$18,307,103	$(441,549)	$—	$511,958
79,950	$79,950	N/A	N/A	$1,111
38,616,842	$38,628,428	$1,308	$(1,595)	$401,568
3,315,912	$32,827,531	$654,227	$—	$532,025
837,771	$7,539,937	$(16,635)	$—	$164,844
4,211,170	$26,361,923	$49,501	$—	$777,905
48,945,092	$123,744,872	$246,852	$(1,595)	$2,389,411
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees").
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $1,424,403,043.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,351,855	$—	$1,351,855
Asset-Backed Securities	—	630,423,669	10,025	630,433,694
Collateralized Mortgage Obligations	—	104,756,774	—	104,756,774
Commercial Paper	—	5,971,221	—	5,971,221
Corporate Bonds	—	468,272,935	—	468,272,935
Mortgage-Backed Securities	—	62,207	—	62,207
Foreign Government/Agency	—	2,990,880	—	2,990,880
U.S. Treasury	—	97,938,571	—	97,938,571
Investment Companies[1]	116,204,935	—	—	123,744,872
TOTAL SECURITIES	$116,204,935	$1,311,768,112	$10,025	$1,435,523,009
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(534,899)	—	—	(534,899)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(534,899)	$—	$—	$(534,899)
1	As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $7,539,937 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRN	—Floating Rate Note
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2019	Year Ended April 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.49	$8.44	$8.51	$8.50	$8.56	$8.59
Income From Investment Operations:
Net investment income	0.09	0.17	0.11	0.07	0.06	0.05[1]
Net realized and unrealized gain (loss)	0.11	0.05	(0.07)	0.01	(0.06)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.22	0.04	0.08	0.00[2]	0.03
Less Distributions:
Distributions from net investment income	(0.09)	(0.17)	(0.11)	(0.07)	(0.06)	(0.06)
Net Asset Value, End of Period	$8.60	$8.49	$8.44	$8.51	$8.50	$8.56
Total Return[3]	2.37%	2.59%	0.47%	0.95%	0.03%	0.36%
Ratios to Average Net Assets:
Net expenses	0.89%[4]	0.96%	1.11%	1.10%	1.10%	1.10%
Net investment income	2.11%[4]	1.99%	1.28%	0.82%	0.69%	0.63%
Expense waiver/reimbursement[5]	0.08%[4]	0.14%	0.28%	0.24%	0.22%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,223	$86,807	$52,740	$59,738	$77,009	$77,164
Portfolio turnover	20%	40%	28%	34%	15%	10%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2019	Year Ended April 30,
		2019[1]	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.49	$8.44	$8.51	$8.50	$8.56	$8.59
Income From Investment Operations:
Net investment income	0.11	0.22	0.17	0.13	0.12	0.12[2]
Net realized and unrealized gain (loss)	0.11	0.05	(0.07)	0.01	(0.05)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.27	0.10	0.14	0.07	0.10
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.17)	(0.13)	(0.13)	(0.13)
Net Asset Value, End of Period	$8.60	$8.49	$8.44	$8.51	$8.50	$8.56
Total Return[3]	2.63%	3.21%	1.22%	1.71%	0.79%	1.11%
Ratios to Average Net Assets:
Net expenses	0.37%[4]	0.37%	0.36%	0.35%	0.35%	0.35%
Net investment income	2.62%[4]	2.59%	2.04%	1.57%	1.44%	1.37%
Expense waiver/reimbursement[5]	0.10%[4]	0.14%	0.27%	0.24%	0.22%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$917,332	$844,119	$438,235	$403,852	$515,604	$404,485
Portfolio turnover	20%	40%	28%	34%	15%	10%
1	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2019	Year Ended April 30,
		2019[1]	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.48	$8.44	$8.51	$8.50	$8.56	$8.59
Income From Investment Operations:
Net investment income	0.10	0.20	0.16	0.12	0.11	0.10[2]
Net realized and unrealized gain (loss)	0.11	0.04	(0.07)	0.01	(0.06)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.24	0.09	0.13	0.05	0.08
Less Distributions:
Distributions from net investment income	(0.10)	(0.20)	(0.16)	(0.12)	(0.11)	(0.11)
Net Asset Value, End of Period	$8.59	$8.48	$8.44	$8.51	$8.50	$8.56
Total Return[3]	2.49%	2.89%	1.09%	1.57%	0.63%	0.94%
Ratios to Average Net Assets:
Net expenses	0.65%[4]	0.57%	0.48%	0.49%	0.52%	0.52%
Net investment income	2.34%[4]	2.37%	1.91%	1.46%	1.27%	1.20%
Expense waiver/reimbursement[5]	0.09%[4]	0.11%	0.20%	0.22%	0.22%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$359,508	$372,876	$417,673	$478,362	$400,918	$664,167
Portfolio turnover	20%	40%	28%	34%	15%	10%
1	Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2019	Year Ended April 30,		Period Ended 4/30/2017[1]
		2019	2018
Net Asset Value, Beginning of Period	$8.49	$8.45	$8.51	$8.49
Income From Investment Operations:
Net investment income	0.11	0.22	0.17	0.07
Net realized and unrealized gain (loss)	0.11	0.04	(0.06)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.26	0.11	0.06
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.17)	(0.04)
Net Asset Value, End of Period	$8.60	$8.49	$8.45	$8.51
Total Return[2]	2.65%	3.11%	1.35%	0.72%
Ratios to Average Net Assets:
Net expenses	0.34%[3]	0.34%	0.35%	0.33%[3]
Net investment income	2.65%[3]	2.66%	2.19%	1.34%[3]
Expense waiver/reimbursement[4]	0.08%[3]	0.10%	0.20%	0.40%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$74,889	$68,022	$13,637	$0[5]
Portfolio turnover	20%	40%	28%	34%[6]
1	Reflects operations for the period from January 20, 2017 (date of initial investment) to April 30, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $77,946 of securities loaned and including $123,744,872 of investment in affiliated holdings* (identified cost $1,424,403,043)		$1,435,523,009
Income receivable		4,009,934
Income receivable from affiliated holdings		391,623
Receivable for shares sold		1,911,234
Receivable for daily variation margin on futures contracts		553,172
TOTAL ASSETS		1,442,388,972
Liabilities:
Payable for investments purchased	$12,007,416
Payable for shares redeemed	3,662,578
Bank overdraft	6,007,858
Payable for collateral due to broker for securities lending	79,950
Income distribution payable	270,800
Payable for investment adviser fee (Note 5)	8,508
Payable for administrative fee (Note 5)	3,056
Payable for distribution services fee (Note 5)	15,556
Payable for other service fees (Notes 2 and 5)	112,963
Accrued expenses (Note 5)	267,810
TOTAL LIABILITIES		22,436,495
Net assets for 165,220,672 shares outstanding		$1,419,952,477
Net Assets Consist of:
Paid-in capital		$1,411,795,277
Total distributable earnings (loss)		8,157,200
TOTAL NET ASSETS		$1,419,952,477
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($68,223,384 ÷ 7,937,049 shares outstanding), no par value, unlimited shares authorized	$8.60
Offering price per share (100/99.00 of $8.60)	$8.69
Redemption proceeds per share	$8.60
Institutional Shares:
Net asset value per share ($917,331,764 ÷ 106,727,090 shares outstanding), no par value, unlimited shares authorized	$8.60
Offering price per share	$8.60
Redemption proceeds per share	$8.60
Service Shares:
Net asset value per share ($359,508,173 ÷ 41,846,402 shares outstanding), no par value, unlimited shares authorized	$8.59
Offering price per share	$8.59
Redemption proceeds per share	$8.59
Class R6 Shares:
Net asset value per share ($74,889,156 ÷ 8,710,131 shares outstanding), no par value, unlimited shares authorized	$8.60
Offering price per share	$8.60
Redemption proceeds per share	$8.60
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended October 31, 2019 (unaudited)
Investment Income:
Interest			$18,718,848
Dividends (including $2,389,411 received from affiliated holdings* and net of foreign taxes withheld of $14,936)			2,373,364
TOTAL INCOME			21,092,212
Expenses:
Investment adviser fee (Note 5)		$2,114,844
Administrative fee (Note 5)		565,281
Custodian fees		29,590
Transfer agent fees (Note 2)		452,722
Directors'/Trustees' fees (Note 5)		4,969
Auditing fees		15,182
Legal fees		5,250
Portfolio accounting fees		102,565
Distribution services fee (Note 5)		105,068
Other service fees (Notes 2 and 5)		527,327
Share registration costs		43,586
Printing and postage		33,891
Miscellaneous (Note 5)		15,032
TOTAL EXPENSES		4,015,307
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(569,929)
Reimbursement of other operating expenses (Notes 2 and 5)	(95,454)
TOTAL WAIVER AND REIMBURSEMENTS		(665,383)
Net expenses			3,349,924
Net investment income			$17,742,288
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(1,595) on sales of investments in affiliated holdings*)	$363,352
Net realized loss on foreign currency transactions	(35)
Net realized gain on futures contracts	5,980,247
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $246,852 on investments in affiliated holdings*)	12,614,081
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	38
Net change in unrealized appreciation of futures contracts	(1,446,440)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	17,511,243
Change in net assets resulting from operations	$35,253,531
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 10/31/2019	Year Ended 4/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,742,288	$31,867,558
Net realized gain (loss)	6,343,564	(176,343)
Net change in unrealized appreciation/depreciation	11,167,679	7,691,377
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	35,253,531	39,382,592
Distributions to Shareholders:
Class A Shares	(884,478)	(1,070,967)
Institutional Shares[1]	(11,662,541)	(19,766,794)
Service Shares[2]	(4,231,545)	(9,472,426)
Service Shares[2]	—	(286,084)
Class R6 Shares	(953,166)	(1,201,667)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,731,730)	(31,797,938)
Share Transactions:
Proceeds from sale of shares	288,142,380	1,007,758,293
Net asset value of shares issued to shareholders in payment of distributions declared	15,948,680	27,213,524
Cost of shares redeemed	(273,484,812)	(620,065,342)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	30,606,248	414,906,475
Change in net assets	48,128,049	422,491,129
Net Assets:
Beginning of period	1,371,824,428	949,333,299
End of period	$1,419,952,477	$1,371,824,428
1	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
2	Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
October 31, 2019 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
Prior to November 2, 2018, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares at the Institutional Shares NAV.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service,
Semi-Annual Shareholder Report

in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are
Semi-Annual Shareholder Report

allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $665,383 is disclosed in various locations in this Note 2 and Note 5. For the six months ended October 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$22,407	$—
Institutional Shares	264,027	(85,142)
Service Shares	162,651	(10,312)
Class R6 Shares	3,637	—
TOTAL	$452,722	$(95,454)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended October 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$105,068
Service Shares	422,259
TOTAL	$527,327
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either a specified amount of U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $193,043,586. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At October 31, 2019, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of October 31, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$77,946	$79,950
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$534,899*
*	Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$5,980,247

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(1,446,440)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2019		Year Ended 4/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,398,469	$20,593,223	7,050,413	$59,631,823
Shares issued to shareholders in payment of distributions declared	102,618	879,826	124,807	1,054,115
Shares redeemed	(4,790,913)	(41,144,461)	(3,196,567)	(26,975,187)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,289,826)	$(19,671,412)	3,978,653	$33,710,751
Semi-Annual Shareholder Report

	Six Months Ended 10/31/2019		Year Ended 4/30/2019
Institutional Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	24,430,901	$209,159,208	81,049,882	$683,982,563
Shares issued to shareholders in payment of distributions declared	1,310,093	11,233,731	2,236,179	18,884,028
Shares redeemed	(18,473,198)	(158,219,908)	(35,747,934)	(301,771,500)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,267,796	$62,173,031	47,538,127	$401,095,091

	Six Months Ended 10/31/2019		Year Ended 4/30/2019
Service Shares (new):[2]	Shares	Amount	Shares	Amount
Shares sold	5,428,356	$46,502,240	23,463,087	$197,677,223
Shares issued to shareholders in payment of distributions declared	427,760	3,666,765	805,168	6,793,996
Shares redeemed	(7,962,580)	(68,048,422)	(29,812,903)	(251,426,870)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,106,464)	$(17,879,417)	(5,544,648)	$(46,955,651)

	Six Months Ended 10/31/2019		Year Ended 4/30/2019
Service Shares (old):[2]	Shares	Amount	Shares	Amount
Shares sold	—	$—	205,489	$1,734,317
Shares issued to shareholders in payment of distributions declared	—	—	32,114	270,931
Shares redeemed	—	—	(3,442,274)	(28,988,563)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	—	$—	(3,204,671)	$(26,983,315)

	Six Months Ended 10/31/2019		Year Ended 4/30/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,387,487	$11,887,709	7,664,540	$64,732,367
Shares issued to shareholders in payment of distributions declared	19,625	168,358	24,907	210,454
Shares redeemed	(708,851)	(6,072,021)	(1,292,015)	(10,903,222)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	698,261	$5,984,046	6,397,432	$54,039,599
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,569,767	$30,606,248	49,164,893	$414,906,475
1	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
2	Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At October 31, 2019, the cost of investments for federal tax purposes was $1,424,403,043. The net unrealized appreciation of investments for federal tax purposes was $10,585,067. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,079,862 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,494,795. The amounts presented are inclusive of derivative contracts.
At April 30, 2019, the Fund had a capital loss carryforward of $6,499,583 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,347,978	$5,151,605	$6,499,583
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to June 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended October 31, 2019, the Adviser voluntarily waived $557,110 of its fee and voluntarily reimbursed $95,454 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2019, the Adviser reimbursed $12,819.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2019, the annualized fee paid to FAS was 0.80% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets annually, to compensate FSC.
Prior to their re-designation at the close of business on November 2, 2018, the Service Shares were also subject to the Plan at 0.15%. The newly re-designated Service Shares are not subject to the Plan.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class A Shares	$105,068
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2019, FSC retained $774 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended October 31, 2019, FSC retained $549 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended October 31, 2019, FSSC received $14,559 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.70%, 0.37%, 0.65% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2020; or (b) the date of the Fund's next effective Prospectus. Prior to December 1st, 2019, the Fee Limits disclosed above for the referenced share classes were 0.95%, 0.37%, 0.65% and 0.34%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2019, were as follows:
Purchases	$238,027,016
Sales	$196,672,702
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2019, the Fund had no outstanding loans. During the six months ended October 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2019, there were no outstanding loans. During the six months ended October 31, 2019, the program was not utilized.
9. SUBSEQUENT EVENT
On November 14, 2019, the Trustees approved a reduction of the Class A Share distribution services fee from a 0.25% active fee to a 0.05% dormant fee to be effective December 1, 2019. The Class A Shares will not incur and pay such a fee until such time as subsequently approved by the Trustees.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,023.70	$4.54
Institutional Shares	$1,000	$1,026.30	$1.89
Service Shares	$1,000	$1,024.90	$3.32
Class R6 Shares	$1,000	$1,026.50	$1.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.60	$4.53
Institutional Shares	$1,000	$1,023.20	$1.89
Service Shares	$1,000	$1,021.80	$3.31
Class R6 Shares	$1,000	$1,023.40	$1.73
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.89%
Institutional Shares	0.37%
Service Shares	0.65%
Class R6 Shares	0.34%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Short-Term Income Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Semi-Annual Shareholder Report

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
Semi-Annual Shareholder Report

elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Semi-Annual Shareholder Report

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C787
CUSIP 31420C209
CUSIP 31420C563
31499 (12/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 20, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 20, 2019